Financial instruments - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 23, 2022 tranche $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Interest revenue for financial assets measured at amortised cost | $		$ 7,640	$ 21,093		$ 32,280
Interest expense for financial liabilities measured at amortised cost | $		375,226	335,412		205,677
Fair value changes - Earn-out rights and Class C shares | $		$ 23,391	$ 129,124	[1]	$ 465,168	[1]
Class A Shares
Disclosure of financial liabilities [line items]
Shares issuable, threshold trading days	20 days
Shares issuable, threshold trading day period	30 days
Class A Shares | Business Combination Agreement, Tranche Five
Disclosure of financial liabilities [line items]
Closing share price (in usd per share) | $ / shares	$ 690.0
Class A Shares | Business Combination Agreement, Tranche Three
Disclosure of financial liabilities [line items]
Closing share price (in usd per share) | $ / shares	540.0
Class A Shares | Business Combination Agreement, Tranche Two
Disclosure of financial liabilities [line items]
Closing share price (in usd per share) | $ / shares	465.0
Class A Shares | Business Combination Agreement, Tranche Four
Disclosure of financial liabilities [line items]
Closing share price (in usd per share) | $ / shares	615.0
Class A Shares | Business Combination Agreement, Tranche One
Disclosure of financial liabilities [line items]
Closing share price (in usd per share) | $ / shares	$ 390.0
Polestar Automotive Holding Limited ("Former Parent")
Disclosure of financial liabilities [line items]
Number of tranches | tranche	5
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	802,621
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Five
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	160,524
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Three
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	160,524
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Two
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	160,524
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche Four
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	160,524
Polestar Automotive Holding Limited ("Former Parent") | Class A Shares | Business Combination Agreement, Tranche One
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	160,524
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	4,469,966
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Five
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	893,993
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Three
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	893,993
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Two
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	893,993
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche Four
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	893,993
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares | Business Combination Agreement, Tranche One
Disclosure of financial liabilities [line items]
Number of earn-out rights (in shares)	893,993

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).